Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	9 Months Ended
	Nov. 01, 2022	Oct. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Subsequent Event [Line Items]
Convertible preferred stock dividends paid			$ 654	$ 318
Subsequent Event [Member] | Series A Preferred Stock [Member] | Dividend Paid [Member]
Subsequent Event [Line Items]
Cash dividends per share		$ 0.1615
Convertible preferred stock dividends paid		$ 73
Subsequent Event [Member] | Series A Preferred Stock [Member] | Dividend Declared [Member]
Subsequent Event [Line Items]
Cash dividends per share	$ 0.1615
Convertible preferred stock dividends paid	$ 73
Dividend payable date	Nov. 21, 2022
Dividend record of date	Nov. 14, 2022